Condensed Consolidating Financial Statements	12 Months Ended
Dec. 31, 2011
Condensed Consolidating Financial Statements [Abstract]
Condensed Consolidating Financial Statements

The Partnership may issue an indeterminate amount of common units and various debt securities under its effective shelf registration statement on file with the SEC. The Notes are, and any future debt securities issued under such registration statement may be, guaranteed by the Subsidiary Guarantors. The guarantees are full, unconditional, joint and several. The following condensed consolidating financial information reflects the Partnership's stand-alone accounts, the combined accounts of the Subsidiary Guarantors, the accounts of the Non-Guarantor Subsidiary, consolidating adjustments, and eliminations and the Partnership's consolidated financial information. The condensed consolidating financial information should be read in conjunction with the Partnership's accompanying consolidated financial statements and related notes.

Western Gas Partners, LP's and the Subsidiary Guarantors' investment in and equity income from their subsidiaries are presented in accordance with the equity method of accounting in which the equity income from subsidiaries includes the results of operations of the Partnership assets for periods including and subsequent to the Partnership's acquisition of the Partnership assets.

	Statement of Income
	Year Ended December 31, 2011
	Western		Non-
	Gas	Subsidiary	Guarantor
thousands	Partners, LP	Guarantors	Subsidiary	Eliminations	Consolidated

Revenues	$(2,957)	$756,764	$69,458	$—	$823,265
Operating expenses	61,009	512,374	40,689	—	614,072
Operating income (loss)	(63,966)	244,390	28,769	—	209,193
Interest income, net – affiliates	16,900	11,693	—	(33)	28,560
Interest expense	(30,378)	—	—	33	(30,345)
Other income (expense), net	(1,745)	1,689	12	—	(44)
Equity income	219,349	14,678	—	(234,027)	—
Income before income taxes	140,160	272,450	28,781	(234,027)	207,364
Income tax expense	—	19,018	—	—	19,018
Net income	140,160	253,432	28,781	(234,027)	188,346
Net income attributable to
noncontrolling interests	—	14,103	—	—	14,103
Net income attributable to
Western Gas Partners, LP	$140,160	$239,329	$28,781	$(234,027)	$174,243

	Statement of Income
	Year Ended December 31, 2010
	Western		Non-
	Gas	Subsidiary	Guarantor
thousands	Partners, LP	Guarantors	Subsidiary	Eliminations	Consolidated

Revenues	$23,153	$596,033	$44,088	$—	$663,274
Operating expenses	44,593	419,058	21,635	—	485,286
Operating income (loss)	(21,440)	176,975	22,453	—	177,988
Interest income, net – affiliates	16,900	3,374	—	(31)	20,243
Interest expense	(18,825)	—	—	31	(18,794)
Other income (expense), net	(2,331)	1,787	6	—	(538)
Equity income	139,613	11,454	—	(151,067)	—
Income before income taxes	113,917	193,590	22,459	(151,067)	178,899
Income tax expense	—	21,702	—	—	21,702
Net income	113,917	171,888	22,459	(151,067)	157,197
Net income attributable to
noncontrolling interests	—	11,005	—	—	11,005
Net income attributable to
Western Gas Partners, LP	$113,917	$160,883	$22,459	$(151,067)	$146,192

	Statement of Income
	Year Ended December 31, 2009
	Western		Non-
	Gas	Subsidiary	Guarantor
thousands	Partners, LP	Guarantors	Subsidiary	Eliminations	Consolidated

Revenues	$20,642	$557,115	$42,007	$—	$619,764
Operating expenses	34,602	427,820	21,078	—	483,500
Operating income (loss)	(13,960)	129,295	20,929	—	136,264
Interest income, net – affiliates	16,900	3,834	—	(17)	20,717
Interest expense	(9,972)	—	—	17	(9,955)
Other income (expense), net	32	1,586	10	—	1,628
Equity income	78,408	5,138	—	(83,546)	—
Income before income taxes	71,408	139,853	20,939	(83,546)	148,654
Income tax expense	—	22,159	—	—	22,159
Net income	71,408	117,694	20,939	(83,546)	126,495
Net income attributable to
noncontrolling interests	—	10,260	—	—	10,260
Net income attributable to
Western Gas Partners, LP	$71,408	$107,434	$20,939	$(83,546)	$116,235

	Balance Sheet
	December 31, 2011
	Western		Non-
	Gas	Subsidiary	Guarantor
thousands	Partners, LP	Guarantors	Subsidiary	Eliminations	Consolidated

Current assets	$207,913	$110,619	$25,977	$(88,061)	$256,448
Note receivable – Anadarko	260,000	—	—	—	260,000
Investment in consolidated
subsidiaries	1,232,245	130,396	—	(1,362,641)	—
Net property, plant and equipment	735	1,812,275	239,214	—	2,052,224
Other long-term assets	8,164	260,790	—	—	268,954
Total assets	$1,709,057	$2,314,080	$265,191	$(1,450,702)	$2,837,626

Current liabilities	$95,817	$56,762	$12,078	$(88,061)	$76,596
Long-term debt	669,178	—	—	—	669,178
Deferred income taxes	—	107,377	—	—	107,377
Asset retirement obligations and other	104	64,980	2,085	—	67,169
Total liabilities	765,099	229,119	14,163	(88,061)	920,320
Partners’ capital	943,958	1,964,237	251,028	(1,362,641)	1,796,582
Noncontrolling interests	—	120,724	—	—	120,724
Total liabilities, equity
and partners’ capital	$1,709,057	$2,314,080	$265,191	$(1,450,702)	$2,837,626

	Balance Sheet
	December 31, 2010
	Western		Non-
	Gas	Subsidiary	Guarantor
thousands	Partners, LP	Guarantors	Subsidiary	Eliminations	Consolidated

Current assets	$24,972	$209,649	$10,346	$(200,342)	$44,625
Note receivable – Anadarko	260,000	—	—	—	260,000
Investment in consolidated
subsidiaries	1,052,073	97,018	—	(1,149,091)	—
Net property, plant and equipment	165	1,572,383	181,214	—	1,753,762
Other long-term assets	2,361	202,346	—	—	204,707
Total assets	$1,339,571	$2,081,396	$191,560	$(1,349,433)	$2,263,094

Current liabilities	$201,989	$47,946	$2,127	$(200,342)	$51,720
Long-term debt	474,000	—	—	—	474,000
Deferred income taxes	—	126,846	—	—	126,846
Asset retirement obligations and other	38	46,507	1,954	—	48,499
Total liabilities	676,027	221,299	4,081	(200,342)	701,065
Partners’ capital	663,544	1,769,635	187,479	(1,149,091)	1,471,567
Noncontrolling interests	—	90,462	—	—	90,462
Total liabilities, equity
and partners’ capital	$1,339,571	$2,081,396	$191,560	$(1,349,433)	$2,263,094

	Statement of Cash Flows
	Year Ended December 31, 2011
	Western		Non-
	Gas	Subsidiary	Guarantor
thousands	Partners, LP	Guarantors	Subsidiary	Eliminations	Consolidated

Net income	$140,160	$253,432	$28,781	$(234,027)	$188,346
Adjustments to reconcile net income to
net cash provided by operating activities:
Equity income	(219,349)	(14,678)	—	234,027	—
Depreciation, amortization and impairments	55	106,230	5,619	—	111,904
Change in other items, net	(93,715)	118,719	1,917	—	26,921
Net cash provided by
(used in) operating activities	(172,849)	463,703	36,317	—	327,171
Net cash used in investing activities	(25,416)	(409,715)	(55,384)	17,564	(472,951)
Net cash provided by
(used in) financing activities	382,049	(53,988)	34,768	(17,564)	345,265
Net increase (decrease) in cash and cash
equivalents	183,784	—	15,701	—	199,485
Cash and cash equivalents
at beginning of period	21,479	—	5,595	—	27,074
Cash and cash equivalents at end of period	$205,263	$—	$21,296	$—	$226,559

	Statement of Cash Flows
	Year Ended December 31, 2010
	Western		Non-
	Gas	Subsidiary	Guarantor
thousands	Partners, LP	Guarantors	Subsidiary	Eliminations	Consolidated

Net income	$113,917	$171,888	$22,459	$(151,067)	$157,197
Adjustments to reconcile net income to
net cash provided by operating activities:
Equity income	(139,613)	(11,454)	—	151,067	—
Depreciation, amortization and impairments	54	85,199	5,757	—	91,010
Change in other items, net	149,408	(130,554)	(3,312)	—	15,542
Net cash provided by operating activities	123,766	115,079	24,904	—	263,749
Net cash used in investing activities	(734,780)	(147,924)	(2,803)	—	(885,507)
Net cash provided by
(used in) financing activities	570,863	32,845	(24,860)	—	578,848
Net increase (decrease) in cash and
cash equivalents	(40,151)	—	(2,759)	—	(42,910)
Cash and cash equivalents
at beginning of period	61,630	—	8,354	—	69,984
Cash and cash equivalents at end of period	$21,479	$—	$5,595	$—	$27,074

	Statement of Cash Flows
	Year Ended December 31, 2009
	Western		Non-
	Gas	Subsidiary	Guarantor
thousands	Partners, LP	Guarantors	Subsidiary	Eliminations	Consolidated

Net income	$71,408	$117,694	$20,939	$(83,546)	$126,495
Adjustments to reconcile net income to
net cash provided by operating activities:
Equity income	(78,408)	(5,138)	—	83,546	—
Depreciation, amortization and impairments	54	86,134	4,504	—	90,692
Change in other items, net	2,112	(3,946)	(15,081)	12,493	(4,422)
Net cash provided by
(used in) operating activities	(4,834)	194,744	10,362	12,493	212,765
Net cash used in investing activities	—	(183,750)	(39,378)	—	(223,128)
Net cash provided by
(used in) financing activities	33,157	(10,994)	34,603	(12,493)	44,273
Net increase (decrease) in cash and
cash equivalents	28,323	—	5,587	—	33,910
Cash and cash equivalents
at beginning of period	33,307	—	2,767	—	36,074
Cash and cash equivalents at end of period	$61,630	$—	$8,354	$—	$69,984